FINANCE INCOME AND EXPENSES (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Other:
Foreign currency differences | ₪			₪ 2,121	₪ (2,867)	₪ 2,708
Bank fees | ₪			330	499	599
Portfolio management fees | ₪			500	112	462
Other | ₪			65
Total financing costs | ₪			₪ 3,016	₪ (2,256)	₪ 3,769
US Dollars [Member]
Other:
Foreign currency differences | $		$ 614
Bank fees | $		95
Portfolio management fees | $		145
Other | $		19
Total financing costs | $	[1]	$ 873

[1]	Convenience Translation into US Dollars.